LIQUIDITY (Details Narrative) - GBP (£)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Liquidity
Net losses	£ 5,164,015	£ 4,036,268
Accumulated deficit	153,159,969		£ 147,995,954
Cumulative non-cash share-based compensation expense	£ 118,000,000